CONSOLIDATED STATEMENT OF INCOME - ARS ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Interest Income	$ 130,505,867	$ 120,410,448	$ 84,136,666
Interest Expense	(95,676,156)	(69,086,632)	(38,180,721)
Net Income from Interest	34,829,711	51,323,816	45,955,945
Fee Income	35,145,091	37,530,202	37,567,216
Fee related Expenses	(7,061,448)	(4,655,118)	(5,003,914)
Net Fee Income	28,083,643	32,875,084	32,563,302
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	72,830,225	26,694,103	13,016,280
Income from Derecognition of Assets Measured at Amortized Cost	219,480	340,953
Exchange rate differences on gold and foreign currency	8,690,613	5,810,359	5,351,615
Other Operating Income	21,132,149	16,059,120	15,343,582
Income from Insurance Business	3,673,312	4,413,942	5,099,409
Loan and other Receivables Loss Provisions	(22,203,274)	(25,074,262)	(11,220,314)
Net Operating Income	147,255,859	112,443,115	106,109,819
Personnel Expenses	(24,448,962)	(26,191,885)	(26,287,914)
Administrative Expenses	(24,316,921)	(24,734,949)	(22,188,104)
Depreciation and Impairment of Assets	(5,064,576)	(2,541,273)	(2,214,325)
Other Operating Expenses	(25,769,551)	(25,996,238)	(22,467,570)
Loss on net monetary position	(30,798,238)	(27,787,774)	(10,496,441)
Operating Income	36,857,611	5,190,996	22,455,465
Share of profit from Associates and Joint Ventures			494,082
Income before Taxes from Continuing Operations	36,857,611	5,190,996	22,949,547
Income Tax from Continuing Operations	(13,038,494)	(10,633,705)	(11,259,035)
Net Income / (Loss) from Continuing Operations	23,819,117	(5,442,709)	11,690,512
Loss from Discontinued Operations		(399,589)	0
Income Tax from Discontinued Operations		(48,726)	(494,971)
Net Income / (Loss) for the Year	23,819,117	(5,891,024)	11,195,541
Net Income / (Loss) for the Year Attributable to parent company's owners	23,708,123	(5,331,559)	10,450,740
Net Income / (Loss) for the Year Attributable to Non-controlling Interests	110,994	(559,465)	744,801
Earnings per Share
Net Income / (Loss) Attributable to parent company's owners	23,708,123	(5,331,559)	10,450,740
Net Income / (Loss) Attributable to parent company's owners Adjusted by dilution effects	$ 23,708,123	$ (5,331,559)	$ 10,450,740
Weighted-Average of Ordinary Shares Outstanding for the Year	1,426,765	1,426,765	1,332,617
Diluted Weighted-Average of Ordinary Shares Outstanding for the Year	1,426,765	1,426,765	1,332,617
Basic Earnings per Share	$ 16.62	$ (3.74)	$ 7.84
Diluted Earnings per Share	$ 16.62	$ (3.74)	$ 7.84